PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheets

	As of December 31,
	2018	2019
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	842,175	1,044,691	150,060
Amount due from a shareholder	147,559	—	—
Amounts due from subsidiaries	2,376,784	8,799,751	1,264,005
Other current assets	—	5,234	752
Total current assets	3,366,518	9,849,676	1,414,817
Non-current assets:
Investments in subsidiaries and VIE	(996,250)	(4,660,082)	(669,379)
Total non-current assets	(996,250)	(4,660,082)	(669,379)
Total assets	2,370,268	5,189,594	745,438
LIABILITIES AND SHAREHOLDERS’ DEFICITS
Current liabilities:
Amounts due to subsidiaries	—	129,470	18,597
Warrant liability	19,520	—	—
Total current liabilities	19,520	129,470	18,597
Non-current liabilities:
Total non-current liabilities	—	—	—
Total liabilities	19,520	129,470	18,597
Mezzanine equity:
Series A convertible redeemable preferred shares (US$0.001 par value; 2,000,000 shares and nil authorized as of December 31, 2018 and December 31, 2019, respectively; 544,688 and nil issued and outstanding as of December 31, 2018 and December 31, 2019 respectively)	2,113,347	—	—
Series B convertible redeemable preferred shares (US$0.001 par value; 1,000,000 shares and nil authorized as of December 31, 2018 and December 31, 2019, respectively; 272,343 and nil issued and outstanding as of December 31, 2018 and December 31, 2019, respectively)	2,164,994	—	—
Total mezzanine equity	4,278,341	—	—

	As of December 31,
	2018	2019
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ DEFICITS
Shareholders’ deficits:
Class A ordinary shares (US$0.000002 par value; nil and 20,000,000,000 shares authorized as of December 31, 2018 and December 31, 2019, respectively, nil and 664,687,728 issued and outstanding as of December 31, 2018 and December 31, 2019, respectively)	—	8	1
Class B ordinary shares (US$0.000002 par value; nil and 5,000,000,000 shares authorized as of December 31, 2018 and December 31, 2019, respectively; nil and 1,277,687,072 issued and outstanding as of December 31, 2018 and December 31, 2019, respectively)	—	13	2
Ordinary shares (US$0.001 par value; 45,400,000 and nil shares authorized as of December 31, 2018 and December 31, 2019, respectively; 750,000 and nil issued and outstanding as of December 31, 2018 and December 31, 2019, respectively)	—	—	—
Angel-1 shares (US$0.001 par value; 1,000,000 shares and nil authorized; 915,750 and nil issued and outstanding as of December 31, 2018 and December 31, 2019, respectively)	743,376	—	—
Angel-2 shares (US$0.001 par value; 600,000 shares and nil authorized; 513,000 and nil issued and outstanding as of December 31, 2018 and December 31, 2019, respectively) (Angel-1 shares and Angel-2 shares, collectively “Angel Shares”)	512,812	—	—
Additional paid-in capital	65,000	11,846,341	1,701,620
Accumulated deficit	(3,246,705)	(6,863,595)	(985,894)
Accumulated other comprehensive loss	(2,076)	77,357	11,112
Total shareholders’ (deficits)/equity	(1,927,593)	5,060,124	726,841

Total liabilities, mezzanine equity and shareholders’ equity	2,370,268	5,189,594	745,438

Schedule of condensed statements of comprehensive loss

	For the
	period from
	June 16
	(date of
	inception)
	through	For the year ended
	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Operating loss
General and administrative expenses	—	(557)	(25,773)	(3,702)
Foreign exchange loss	—	(264)	(29)	(4)
Change in the fair value of warrant liability	—	(19,276)	(8,322)	(1,195)
Share of losses from subsidiaries and VIE	(56,371)	(1,602,848)	(3,164,198)	(454,509)
Interest income	—	3,823	43,606	6,264
Other income	—	—	(3,635)	(522)
Interest and financing expenses	—	(30)	(82)	(12)
Net loss before income taxes	(56,371)	(1,619,152)	(3,158,433)	(453,680)
Income tax expense	—	—	—	—
Net loss	(56,371)	(1,619,152)	(3,158,433)	(453,680)
Accretion to redemption value of convertible redeemable preferred shares	—	(1,571,182)	(552,036)	(79,295)
Deemed distribution to a certain holder of Series B Preferred Shares	—	—	(2,127)	(306)
Net loss attributable to the Company’s ordinary shareholders and angel shareholders	(56,371)	(3,190,334)	(3,712,596)	(533,281)
Net loss	(56,371)	(3,190,334)	(3,712,596)	(533,281)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation difference, net of tax of nil	—	(2,076)	79,433	11,410
Total Comprehensive loss	(56,371)	(3,192,410)	(3,633,163)	(521,871)

Schedule of condensed statements of cash flows

	For the period
	from June 16
	(date of inception)
	through	For the year ended
	December 31,	December 31,
	2017	2018	2019
		RMB	RMB	US$
Net cash generated from operating activities	—	45,469	17,722	2,545
Net cash used in investing activities	—	(2,800,092)	(5,419,820)	(778,508)
Net cash generated from financing activities	—	3,596,798	5,604,614	805,052
Net increase in cash and cash equivalents	—	842,175	202,516	29,089
Cash and cash equivalents at beginning of the period/year	—	—	842,175	120,971
Cash and cash equivalents at end of the period/year	—	842,175	1,044,691	150,060